NOTE 20: EQUITY (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Risk-free interest rate		1.34%
Expected life			5 years
Expected volatility	100.00%	100.00%	100.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.20%		2.19%
Expected life	1 year	3 years
Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.57%		2.37%
Expected life	5 years	5 years